Average Annual Total Returns - FidelityMid-CapStockK6Fund-PRO - FidelityMid-CapStockK6Fund-PRO - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2023
Fidelity Mid-Cap Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.92%)
Since Inception	11.03%
SP004
Average Annual Return:
Past 1 year	(13.06%)
Since Inception	8.64%	[1]

[1]	A From June 13, 2019